Schedule of Investments (unaudited)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 30.6%
360 Security Technology Inc., Class A(a)	132,000	$154,183
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	66,049	151,460
AAC Technologies Holdings Inc.	247,500	787,702
AECC Aviation Power Co. Ltd., Class A	67,091	326,412
Agricultural Bank of China Ltd., Class A	2,062,500	1,249,756
Agricultural Bank of China Ltd., Class H	9,735,000	4,340,942
Aier Eye Hospital Group Co. Ltd., Class A	227,660	403,652
Air China Ltd., Class A(a)	231,019	234,519
Air China Ltd., Class H(a)	664,000	332,901
Akeso Inc.(a)(b)	165,000	1,009,655
Alibaba Group Holding Ltd.	5,874,040	54,998,993
Alibaba Health Information Technology Ltd.(a)(c)	1,988,000	742,078
Aluminum Corp. of China Ltd., Class A	346,599	353,269
Aluminum Corp. of China Ltd., Class H	1,326,000	879,421
Angel Yeast Co. Ltd., Class A	33,098	135,659
Anhui Conch Cement Co. Ltd., Class A	99,080	313,302
Anhui Conch Cement Co. Ltd., Class H	412,500	957,026
Anhui Gujing Distillery Co. Ltd., Class A	16,535	616,905
Anhui Gujing Distillery Co. Ltd., Class B	33,000	540,906
Anhui Kouzi Distillery Co. Ltd., Class A	16,500	94,716
Anhui Yingjia Distillery Co. Ltd., Class A	16,900	164,965
ANTA Sports Products Ltd.	462,000	5,230,298
Autohome Inc., ADR	23,430	602,151
AVIC Industry-Finance Holdings Co. Ltd., Class A	247,500	101,196
AviChina Industry & Technology Co. Ltd., Class H	828,000	356,099
Baidu Inc.(a)	800,270	10,367,961
Bank of Beijing Co. Ltd., Class A	627,000	481,837
Bank of Chengdu Co. Ltd., Class A	82,500	168,024
Bank of China Ltd., Class A	858,000	541,941
Bank of China Ltd., Class H	28,710,000	12,876,149
Bank of Communications Co. Ltd., Class A	1,006,586	953,123
Bank of Communications Co. Ltd., Class H	3,135,100	2,257,456
Bank of Hangzhou Co. Ltd., Class A	165,060	293,388
Bank of Jiangsu Co. Ltd., Class A	346,500	385,625
Bank of Nanjing Co. Ltd., Class A	283,500	364,039
Bank of Ningbo Co. Ltd., Class A	165,025	520,178
Bank of Shanghai Co. Ltd., Class A	445,541	448,106
Baoshan Iron & Steel Co. Ltd., Class A	561,095	536,427
BeiGene Ltd.(a)	247,530	2,936,347
Beijing Dabeinong Technology Group Co. Ltd., Class A	115,500	74,504
Beijing Enlight Media Co. Ltd., Class A	82,500	106,142
Beijing Enterprises Holdings Ltd.	165,000	528,256
Beijing Enterprises Water Group Ltd.	1,650,000	416,148
Beijing Kingsoft Office Software Inc., Class A	14,800	625,804
Beijing New Building Materials PLC, Class A	50,126	226,316
Beijing Tongrentang Co. Ltd., Class A	33,000	192,113
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	25,233	237,521
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	808,500	565,723
Bethel Automotive Safety Systems Co. Ltd.	16,500	130,479
Bilibili Inc.(a)(c)	74,368	944,338
BOC Aviation Ltd.(b)	82,700	657,774
BOE Technology Group Co. Ltd., Class A	957,000	573,454
Bosideng International Holdings Ltd.	1,456,000	842,831
Brilliance China Automotive Holdings Ltd.	990,000	822,081
BYD Co. Ltd., Class A	33,050	990,559
BYD Co. Ltd., Class H	387,000	10,608,663
Security	Shares	Value

China (continued)
BYD Electronic International Co. Ltd.	330,000	$1,111,699
By-health Co. Ltd., Class A	49,500	107,788
C&D International Investment Group Ltd.	299,000	592,294
Caitong Securities Co. Ltd., Class A	176,208	185,498
Cambricon Technologies Corp. Ltd.(a)	6,325	145,708
Canmax Technologies Co. Ltd., Class A	23,430	68,032
CGN Power Co. Ltd., Class H(b)	3,962,000	1,328,490
Changchun High-Tech Industry Group Co. Ltd., Class A	16,500	256,083
Changjiang Securities Co. Ltd., Class A	264,800	206,381
Chaozhou Three-Circle Group Co. Ltd., Class A	66,097	253,310
Chengxin Lithium Group Co. Ltd., Class A	33,000	81,414
China Cinda Asset Management Co. Ltd., Class H	3,465,000	312,254
China CITIC Bank Corp. Ltd., Class H	3,465,200	2,027,257
China Coal Energy Co. Ltd., Class H	825,000	831,054
China Communications Services Corp. Ltd., Class H	990,000	473,266
China Construction Bank Corp., Class A	280,500	274,974
China Construction Bank Corp., Class H	34,650,390	22,418,479
China CSSC Holdings Ltd., Class A	115,500	579,359
China Eastern Airlines Corp. Ltd., Class A(a)	280,595	148,196
China Energy Engineering Corp. Ltd.	759,000	229,753
China Everbright Bank Co. Ltd., Class A	1,039,500	451,231
China Everbright Bank Co. Ltd., Class H	1,155,000	349,914
China Feihe Ltd.(b)	1,485,000	812,096
China Galaxy Securities Co. Ltd., Class A	99,051	169,106
China Galaxy Securities Co. Ltd., Class H	1,155,000	625,625
China Gas Holdings Ltd.	1,056,000	988,765
China Greatwall Technology Group Co. Ltd., Class A	82,500	110,444
China Hongqiao Group Ltd.	907,500	1,252,240
China International Capital Corp. Ltd., Class A	49,500	226,661
China International Capital Corp. Ltd., Class H(b)	594,000	716,273
China Jushi Co. Ltd., Class A	99,071	162,565
China Life Insurance Co. Ltd., Class A	66,090	278,069
China Life Insurance Co. Ltd., Class H	2,640,000	3,476,675
China Literature Ltd.(a)(b)	132,600	473,654
China Longyuan Power Group Corp. Ltd., Class H	1,207,000	845,543
China Medical System Holdings Ltd.	495,000	441,960
China Mengniu Dairy Co. Ltd.	1,155,000	2,392,555
China Merchants Bank Co. Ltd., Class A	445,504	2,098,409
China Merchants Bank Co. Ltd., Class H	1,402,946	6,075,958
China Merchants Energy Shipping Co. Ltd., Class A	231,000	271,645
China Merchants Port Holdings Co. Ltd.	660,180	871,844
China Merchants Securities Co. Ltd., Class A	198,065	398,262
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	115,560	134,400
China Minsheng Banking Corp. Ltd., Class A	1,023,098	556,890
China Minsheng Banking Corp. Ltd., Class H	2,062,520	754,637
China National Building Material Co. Ltd., Class H	1,320,000	510,758
China National Chemical Engineering Co. Ltd., Class A	181,556	172,115
China National Nuclear Power Co. Ltd., Class A	511,500	650,993
China National Software & Service Co. Ltd., Class A	22,950	95,366
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	99,000	262,644
China Oilfield Services Ltd., Class H	800,000	855,444
China Overseas Land & Investment Ltd.	1,402,760	2,579,497
China Overseas Property Holdings Ltd.	835,000	507,877
China Pacific Insurance Group Co. Ltd., Class A	181,598	642,555
China Pacific Insurance Group Co. Ltd., Class H	825,000	1,807,638

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class A	858,092	$749,093
China Petroleum & Chemical Corp., Class H	8,580,000	5,121,416
China Power International Development Ltd.	1,816,000	732,821
China Railway Group Ltd., Class A	445,500	401,700
China Railway Group Ltd., Class H	1,485,000	732,786
China Resources Beer Holdings Co. Ltd.	660,000	3,008,320
China Resources Gas Group Ltd.	363,000	1,140,899
China Resources Land Ltd.	1,155,055	4,153,387
China Resources Microelectronics Ltd.	28,396	142,335
China Resources Mixc Lifestyle Services Ltd.(b)	231,600	815,177
China Resources Pharmaceutical Group Ltd.(b)	660,000	426,797
China Resources Power Holdings Co. Ltd.	660,000	1,641,324
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	33,073	273,431
China Ruyi Holdings Ltd.(a)(c)	1,980,000	495,935
China Shenhua Energy Co. Ltd., Class A	165,018	904,845
China Shenhua Energy Co. Ltd., Class H	1,237,500	5,136,204
China Southern Airlines Co. Ltd., Class A(a)	313,500	244,468
China State Construction Engineering Corp. Ltd., Class A	1,006,500	742,177
China State Construction International Holdings Ltd.	660,000	696,368
China Taiping Insurance Holdings Co. Ltd.	561,190	513,105
China Three Gorges Renewables Group Co. Ltd., Class A	709,500	457,993
China Tourism Group Duty Free Corp. Ltd.(b)(c)	33,000	290,604
China Tourism Group Duty Free Corp. Ltd., Class A	50,598	518,258
China Tower Corp. Ltd., Class H(b)	16,500,000	1,931,479
China United Network Communications Ltd., Class A	653,900	420,988
China Vanke Co. Ltd., Class A	214,707	218,173
China Vanke Co. Ltd., Class H(c)	759,084	445,192
China Yangtze Power Co. Ltd., Class A	561,248	1,995,476
China Zhenhua Group Science & Technology Co. Ltd., Class A	16,500	105,884
China Zheshang Bank Co. Ltd., Class A	478,500	197,491
Chongqing Brewery Co. Ltd., Class A	18,196	176,035
Chongqing Changan Automobile Co. Ltd., Class A	214,678	433,440
Chongqing Zhifei Biological Products Co. Ltd., Class A	49,500	238,668
Chow Tai Fook Jewellery Group Ltd.	726,400	988,375
CITIC Ltd.	2,145,000	2,030,032
CITIC Securities Co. Ltd., Class A	264,002	687,046
CITIC Securities Co. Ltd., Class H	577,525	919,486
CMOC Group Ltd., Class A	643,500	789,872
CMOC Group Ltd., Class H	990,000	928,827
Contemporary Amperex Technology Co. Ltd., Class A	99,098	2,766,973
COSCO Shipping Energy Transportation Co. Ltd., Class A	82,500	181,180
COSCO Shipping Energy Transportation Co. Ltd., Class H	330,000	387,012
COSCO Shipping Holdings Co. Ltd., Class A	313,712	509,035
COSCO Shipping Holdings Co. Ltd., Class H	990,399	1,281,411
COSCO SHIPPING Ports Ltd.	660,000	405,015
Country Garden Holdings Co. Ltd.(a)(c)(d)	4,200,838	260,448
Country Garden Services Holdings Co. Ltd.	825,000	550,390
CRRC Corp. Ltd., Class A	717,000	689,185
CRRC Corp. Ltd., Class H	1,239,000	683,919
CSC Financial Co. Ltd., Class A	115,599	354,250
CSPC Innovation Pharmaceutical Co. Ltd.	32,280	152,447
CSPC Pharmaceutical Group Ltd.	3,301,440	2,710,917
Daqin Railway Co. Ltd., Class A	379,500	362,041
Security	Shares	Value

China (continued)
DaShenLin Pharmaceutical Group Co. Ltd., Class A	27,280	$81,690
Dong-E-E-Jiao Co. Ltd., Class A	16,500	155,953
Dongfang Electric Corp. Ltd., Class A	82,588	191,570
Dongfeng Motor Group Co. Ltd., Class H	990,000	359,016
Dongxing Securities Co. Ltd., Class A	132,898	160,955
East Buy Holding Ltd.(a)(b)(c)	165,000	348,844
East Money Information Co. Ltd., Class A	396,014	709,146
Ecovacs Robotics Co. Ltd., Class A	16,500	112,295
ENN Energy Holdings Ltd.	297,000	2,530,555
Eve Energy Co. Ltd., Class A	49,516	252,102
Everbright Securities Co. Ltd., Class A	100,093	227,499
Fangda Carbon New Material Co. Ltd., Class A(a)	134,375	93,716
Far East Horizon Ltd.	495,000	368,274
First Capital Securities Co. Ltd., Class A	148,500	117,112
Flat Glass Group Co. Ltd., Class A	49,500	180,840
Flat Glass Group Co. Ltd., Class H	165,000	397,448
Focus Media Information Technology Co. Ltd., Class A	380,640	340,131
Foshan Haitian Flavouring & Food Co. Ltd., Class A	114,892	619,449
Fosun International Ltd.	825,000	486,743
Founder Securities Co. Ltd., Class A	181,500	223,872
Foxconn Industrial Internet Co. Ltd., Class A	297,000	979,650
Fujian Sunner Development Co. Ltd., Class A	33,000	71,079
Fuyao Glass Industry Group Co. Ltd., Class A	66,099	453,693
Fuyao Glass Industry Group Co. Ltd., Class H(b)	198,000	1,185,438
Ganfeng Lithium Group Co. Ltd., Class A	49,557	239,856
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	142,320	417,351
GCL Technology Holdings Ltd.	7,746,000	1,147,282
GD Power Development Co. Ltd., Class A	462,000	325,923
Geely Automobile Holdings Ltd.	2,145,000	2,581,633
Genscript Biotech Corp.(a)(c)	330,000	486,641
GF Securities Co. Ltd., Class A	132,000	239,620
GF Securities Co. Ltd., Class H	396,000	394,512
Giant Biogene Holding Co. Ltd.(a)(b)	99,000	603,181
GigaDevice Semiconductor Inc., Class A	16,635	179,132
Ginlong Technologies Co. Ltd., Class A	16,500	121,284
GoerTek Inc., Class A	82,797	179,479
Goldwind Science & Technology Co Ltd., Class A	99,013	103,773
Gotion High-tech Co. Ltd., Class A(a)	49,500	127,549
Great Wall Motor Co. Ltd.	49,700	178,952
Great Wall Motor Co. Ltd., Class H	907,500	1,371,361
Gree Electric Appliances Inc. of Zhuhai, Class A	66,000	382,239
GRG Banking Equipment Co. Ltd., Class A	33,060	54,085
Guangdong Haid Group Co. Ltd., Class A	33,399	229,417
Guangdong Investment Ltd.	990,000	517,142
Guanghui Energy Co. Ltd., Class A	215,600	218,796
Guangzhou Automobile Group Co. Ltd., Class A	115,500	139,331
Guangzhou Automobile Group Co. Ltd., Class H	990,397	409,157
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	49,500	218,315
Guangzhou Haige Communications Group Inc. Co., Class A	115,511	173,051
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	18,198	95,981
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	17,558	80,706
Guangzhou Tinci Materials Technology Co. Ltd., Class A	49,500	142,746
Guosen Securities Co. Ltd., Class A	214,500	264,759
Guotai Junan Securities Co. Ltd., Class A	247,500	467,662
Guoyuan Securities Co. Ltd., Class A	165,030	154,585
H World Group Ltd., ADR	76,773	2,818,337

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Haidilao International Holding Ltd.(b)	660,000	$1,489,097
Haier Smart Home Co. Ltd., Class A	181,500	753,786
Haier Smart Home Co. Ltd., Class A	825,000	3,055,819
Hainan Airlines Holding Co. Ltd., Class A(a)	741,800	139,693
Haitian International Holdings Ltd.	165,000	537,380
Haitong Securities Co. Ltd., Class A	363,000	417,823
Haitong Securities Co. Ltd., Class H	730,400	348,855
Hangzhou Chang Chuan Technology Co. Ltd.	16,500	66,134
Hangzhou First Applied Material Co. Ltd., Class A	49,523	184,856
Hangzhou Robam Appliances Co. Ltd., Class A	33,183	107,910
Hangzhou Silan Microelectronics Co. Ltd., Class A	16,700	43,925
Hangzhou Tigermed Consulting Co. Ltd., Class A	17,590	142,626
Hansoh Pharmaceutical Group Co. Ltd.(b)	330,000	729,199
Henan Shuanghui Investment & Development Co. Ltd., Class A	82,598	306,766
Hengan International Group Co. Ltd.	247,500	830,900
Hengli Petrochemical Co. Ltd., Class A(a)	198,099	422,221
Hengyi Petrochemical Co. Ltd., Class A(a)	148,500	153,105
Hesteel Co. Ltd., Class A	313,500	94,427
Hithink RoyalFlush Information Network Co. Ltd., Class A	16,588	274,639
Hongfa Technology Co. Ltd., Class A	26,740	104,978
Hoshine Silicon Industry Co. Ltd., Class A	16,500	109,704
Hua Hong Semiconductor Ltd.(a)(b)	165,000	325,166
Huadian Power International Corp. Ltd., Class A	264,000	245,660
Huadong Medicine Co. Ltd., Class A	49,587	224,863
Hualan Biological Engineering Inc., Class A	49,780	133,407
Huaneng Power International Inc., Class A(a)	330,000	425,104
Huaneng Power International Inc., Class H(a)	1,324,000	842,727
Huatai Securities Co. Ltd., Class A	214,500	404,960
Huatai Securities Co. Ltd., Class H(b)	363,000	429,291
Huaxia Bank Co. Ltd., Class A	462,099	426,946
Huayu Automotive Systems Co. Ltd., Class A	82,700	187,449
Huizhou Desay Sv Automotive Co. Ltd., Class A	16,500	284,485
Hundsun Technologies Inc., Class A	47,535	134,063
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	132,000	544,821
Hygon Information Technology Co. Ltd., NVS	43,620	468,281
IEIT Systems Co. Ltd., Class A	45,248	251,897
Iflytek Co. Ltd., Class A	49,500	305,482
Imeik Technology Development Co. Ltd., Class A	5,740	169,499
Industrial & Commercial Bank of China Ltd., Class A	1,501,500	1,122,758
Industrial & Commercial Bank of China Ltd., Class H	23,595,350	12,652,488
Industrial Bank Co. Ltd., Class A	429,025	994,801
Industrial Securities Co. Ltd., Class A	306,586	235,144
Ingenic Semiconductor Co. Ltd., Class A	16,900	146,953
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	1,188,096	261,155
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	511,500	296,334
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	165,091	649,476
Inner Mongolia Yitai Coal Co. Ltd., Class B	395,325	768,322
Innovent Biologics Inc.(a)(b)	412,500	1,996,898
iQIYI Inc., ADR(a)(c)	161,700	784,245
JA Solar Technology Co. Ltd., Class A	82,532	161,575
Jason Furniture Hangzhou Co. Ltd., Class A	24,180	111,116
JCET Group Co. Ltd., Class A	33,800	118,957
JD Health International Inc.(a)(b)(c)	412,600	1,407,306
JD Logistics Inc.(a)(b)	709,500	767,909
JD.com Inc.	841,532	12,125,105
Security	Shares	Value

China (continued)
Jiangsu Eastern Shenghong Co. Ltd., Class A	165,000	$225,099
Jiangsu Expressway Co. Ltd., Class H	660,000	647,273
Jiangsu Hengli Hydraulic Co. Ltd., Class A	33,065	232,372
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	148,510	941,444
Jiangsu King’s Luck Brewery JSC Ltd., Class A	33,000	260,519
Jiangsu Yanghe Distillery Co. Ltd., Class A	33,000	431,236
Jiangsu Yoke Technology Co. Ltd., Class A	16,900	148,412
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	33,000	175,673
Jiangsu Zhongtian Technology Co. Ltd., Class A	82,700	154,038
Jiangxi Copper Co. Ltd., Class A	66,000	236,240
Jiangxi Copper Co. Ltd., Class H	495,000	1,008,132
Jinko Solar Co. Ltd.	145,568	151,040
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	82,500	137,978
Jointown Pharmaceutical Group Co. Ltd., Class A	139,576	157,656
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A(a)	33,086	134,311
Kanzhun Ltd., ADR	79,713	1,577,520
KE Holdings Inc., ADR	235,455	3,560,080
Kingboard Holdings Ltd.	247,500	543,949
Kingdee International Software Group Co. Ltd.(a)	990,000	1,044,474
Kingsoft Corp. Ltd.	363,400	1,180,680
Kuaishou Technology(a)(b)	841,500	5,899,508
Kunlun Energy Co. Ltd.	1,320,000	1,279,580
Kunlun Tech Co. Ltd., Class A(a)	35,800	195,074
Kweichow Moutai Co. Ltd., Class A	28,672	6,710,936
LB Group Co. Ltd., Class A	66,000	190,482
Legend Biotech Corp., ADR(a)(c)	25,245	1,104,216
Lenovo Group Ltd.	2,970,000	3,340,536
Lens Technology Co. Ltd., Class A	132,086	259,195
Lepu Medical Technology Beijing Co. Ltd., Class A	49,500	100,656
Li Auto Inc.(a)	412,536	5,405,004
Li Ning Co. Ltd.	825,000	2,159,740
Lingyi iTech Guangdong Co., Class A	247,500	176,689
Livzon Pharmaceutical Group Inc., Class A	33,001	182,215
Longfor Group Holdings Ltd.(b)	742,500	1,099,750
LONGi Green Energy Technology Co. Ltd., Class A	181,528	453,771
Luxshare Precision Industry Co. Ltd., Class A	165,230	661,174
Luzhou Laojiao Co. Ltd., Class A	33,000	843,233
Mango Excellent Media Co. Ltd., Class A	50,250	161,510
Maxscend Microelectronics Co. Ltd., Class A	16,564	206,028
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	115,587	70,378
Meituan, Class B(a)(b)	1,831,550	25,008,951
Metallurgical Corp. of China Ltd., Class A	577,508	259,668
Midea Group Co. Ltd., Class A	91,000	873,696
Ming Yang Smart Energy Group Ltd., Class A	49,500	66,553
MINISO Group Holding Ltd.	146,560	826,752
Montage Technology Co. Ltd., Class A	33,000	228,794
Muyuan Foods Co. Ltd., Class A	132,236	793,778
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	46,801	88,169
NARI Technology Co. Ltd., Class A	198,067	639,512
NAURA Technology Group Co. Ltd., Class A	16,500	721,277
NetEase Inc.	693,070	12,991,338
New China Life Insurance Co. Ltd., Class A	49,899	215,413
New China Life Insurance Co. Ltd., Class H	297,000	569,574
New Hope Liuhe Co. Ltd., Class A(a)	115,572	141,845
New Oriental Education & Technology Group Inc.(a)	528,080	4,196,103
Ninestar Corp., Class A	50,000	173,658
Ningbo Deye Technology Co. Ltd., NVS	17,900	229,943

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ningbo Joyson Electronic Corp., Class A	33,000	$79,623
Ningbo Orient Wires & Cables Co. Ltd.	16,500	100,136
Ningbo Tuopu Group Co. Ltd., Class A	35,600	305,809
Ningxia Baofeng Energy Group Co. Ltd., Class A	214,500	489,478
NIO Inc., ADR(a)(c)	498,630	2,353,534
Nongfu Spring Co. Ltd., Class H(b)	726,000	4,265,191
Offshore Oil Engineering Co. Ltd., Class A	116,300	101,742
Oppein Home Group Inc., Class A	16,500	141,442
Orient Overseas International Ltd.	70,000	1,020,952
Orient Securities Co. Ltd., Class A	225,513	258,648
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	297,000	126,802
PDD Holdings Inc., ADR(a)	215,655	26,995,693
People.cn Co. Ltd.	33,800	114,986
People’s Insurance Co. Group of China Ltd. (The), Class H	3,795,000	1,245,614
Perfect World Co. Ltd., Class A	66,089	90,836
PetroChina Co. Ltd., Class A	478,500	673,917
PetroChina Co. Ltd., Class H	7,590,000	7,071,915
Pharmaron Beijing Co. Ltd., Class A	42,050	113,678
PICC Property & Casualty Co. Ltd., Class H	2,641,814	3,282,143
Ping An Bank Co. Ltd., Class A	478,738	710,330
Ping An Insurance Group Co. of China Ltd., Class A	247,599	1,405,046
Ping An Insurance Group Co. of China Ltd., Class H	2,392,500	10,843,000
Poly Developments and Holdings Group Co. Ltd., Class A	247,795	303,511
Pop Mart International Group Ltd.(b)	165,600	708,673
Postal Savings Bank of China Co. Ltd., Class A	660,000	436,026
Postal Savings Bank of China Co. Ltd., Class H(b)	2,970,000	1,538,913
Power Construction Corp. of China Ltd., Class A	379,500	265,083
Qifu Technology Inc.	40,590	742,391
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	132,000	301,023
Rockchip Electronics Co. Ltd.	16,900	133,436
Rongsheng Petrochemical Co. Ltd., Class A	264,068	407,163
SAIC Motor Corp. Ltd., Class A	214,598	438,655
Sanan Optoelectronics Co. Ltd., Class A	107,400	184,749
Sangfor Technologies Inc., Class A(a)	16,500	124,082
Sany Heavy Equipment International Holdings Co. Ltd.	495,000	347,827
Sany Heavy Industry Co. Ltd., Class A	214,599	481,384
Satellite Chemical Co. Ltd., Class A(a)	105,391	279,436
SDIC Power Holdings Co. Ltd., Class A	143,200	316,459
Seazen Holdings Co. Ltd., Class A(a)	49,524	66,971
Seres Group Co. Ltd., NVS(a)	33,800	420,560
SF Holding Co. Ltd., Class A	115,595	575,611
Shaanxi Coal Industry Co. Ltd., Class A	198,099	669,756
Shan Xi Hua Yang Group New Energy Co. Ltd.	126,250	164,265
Shandong Gold Mining Co. Ltd., Class A	99,280	391,887
Shandong Gold Mining Co. Ltd., Class H(b)	288,750	623,932
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	66,020	270,522
Shandong Linglong Tyre Co. Ltd., Class A	33,200	102,124
Shandong Nanshan Aluminum Co. Ltd., Class A	627,000	308,422
Shandong Sun Paper Industry JSC Ltd., Class A	82,500	176,819
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	925,200	631,568
Shanghai Aiko Solar Energy Co. Ltd.	49,520	81,482
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	33,068	92,681
Shanghai Baosight Software Co. Ltd., Class A	55,156	311,066
Shanghai Baosight Software Co. Ltd., Class B	165,004	352,495
Shanghai Construction Group Co. Ltd., Class A	313,500	103,438
Security	Shares	Value

China (continued)
Shanghai Electric Group Co. Ltd., Class A(a)	412,500	$244,413
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	66,000	215,088
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	165,000	259,027
Shanghai International Airport Co. Ltd., Class A(a)	33,000	170,882
Shanghai International Port Group Co. Ltd., Class A	297,000	229,652
Shanghai Junshi Biosciences Co. Ltd.(a)	26,564	109,911
Shanghai M&G Stationery Inc., Class A	16,800	81,695
Shanghai Moons’ Electric Co. Ltd.	16,900	130,061
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	82,500	203,588
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	247,500	351,712
Shanghai Pudong Development Bank Co. Ltd., Class A	726,095	768,410
Shanghai Putailai New Energy Technology Co. Ltd., Class A	50,960	129,401
Shanghai United Imaging Healthcare Co. Ltd., NVS	20,020	365,862
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	99,000	80,767
Shanxi Coking Coal Energy Group Co. Ltd., Class A	148,500	214,503
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	66,000	192,349
Shanxi Meijin Energy Co. Ltd., Class A(a)	115,500	96,393
Shanxi Taigang Stainless Steel Co. Ltd., Class A	182,600	97,012
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	33,080	1,189,368
Shengyi Technology Co. Ltd., Class A	82,500	219,614
Shennan Circuits Co. Ltd., Class A	16,520	211,532
Shenwan Hongyuan Group Co. Ltd., Class A	676,597	437,093
Shenzhen Energy Group Co. Ltd., Class A	313,586	312,147
Shenzhen Inovance Technology Co. Ltd., Class A	33,300	273,150
Shenzhen Kangtai Biological Products Co. Ltd., Class A	48,600	135,081
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	33,075	1,386,400
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	17,900	174,166
Shenzhen SC New Energy Technology Corp., Class A	16,500	155,748
Shenzhen Transsion Holdings Co. Ltd., Class A	19,647	390,031
Shenzhou International Group Holdings Ltd.	297,000	2,919,274
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	16,700	43,256
Sichuan Chuantou Energy Co. Ltd., Class A	132,000	304,810
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	33,000	154,261
Sichuan Road & Bridge Group Co. Ltd., Class A	231,000	230,882
Sino Biopharmaceutical Ltd.	3,795,250	1,296,831
Sinomine Resource Group Co. Ltd., Class A	25,660	125,280
Sinopharm Group Co. Ltd., Class H	528,000	1,333,391
Sinotruk Hong Kong Ltd.	253,500	630,888
Skshu Paint Co. Ltd., Class A(a)	16,900	78,965
Smoore International Holdings Ltd.(b)(c)	660,000	574,804
Songcheng Performance Development Co. Ltd., Class A	93,620	139,805
SooChow Securities Co. Ltd., Class A	157,457	148,002
Southwest Securities Co. Ltd., Class A	330,000	179,945
Spring Airlines Co. Ltd., Class A(a)	16,900	131,966
Sungrow Power Supply Co. Ltd., Class A	33,000	467,848
Sunny Optical Technology Group Co. Ltd.	264,000	1,277,157
Sunresin New Materials Co. Ltd., NVS	16,900	108,516

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sunwoda Electronic Co. Ltd., Class A	51,199	$107,004
SUPCON Technology Co. Ltd.	30,659	200,620
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	66,000	139,284
Suzhou Maxwell Technologies Co. Ltd., Class A	1,740	27,423
Suzhou TFC Optical Communication Co. Ltd.	16,900	369,634
TAL Education Group, ADR(a)	162,690	1,958,788
TBEA Co. Ltd., Class A	150,706	292,952
TCL Technology Group Corp., Class A(a)	457,050	299,951
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	106,498	152,586
Tencent Holdings Ltd.	2,392,500	104,990,514
Tencent Music Entertainment Group, ADR(a)(c)	268,752	3,372,838
Thunder Software Technology Co. Ltd., Class A	16,500	110,378
Tianma Microelectronics Co. Ltd., Class A(a)	198,089	220,855
Tianqi Lithium Corp., Class A	33,400	180,828
Tianshui Huatian Technology Co. Ltd., Class A	132,200	148,501
Tingyi Cayman Islands Holding Corp.	662,000	730,647
Tongcheng Travel Holdings Ltd.(a)	462,000	1,215,928
Tongkun Group Co. Ltd., Class A(a)	67,696	128,210
Tongling Nonferrous Metals Group Co. Ltd., Class A	395,100	218,698
Tongwei Co. Ltd., Class A	99,000	295,371
Topchoice Medical Corp., Class A(a)	12,200	101,981
Topsports International Holdings Ltd.(b)	660,000	458,353
TravelSky Technology Ltd., Class H	332,000	431,279
Trina Solar Co. Ltd.	33,196	96,971
Trip.com Group Ltd.(a)	198,030	9,645,517
Tsingtao Brewery Co. Ltd., Class A	16,500	185,911
Tsingtao Brewery Co. Ltd., Class H	234,000	1,686,298
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	16,599	132,741
Unisplendour Corp. Ltd., Class A(a)	82,520	235,773
Vipshop Holdings Ltd., ADR	128,577	1,933,798
Walvax Biotechnology Co. Ltd., Class A	49,500	100,084
Wanhua Chemical Group Co. Ltd., Class A	66,099	808,393
Want Want China Holdings Ltd.	1,817,000	1,038,259
Weichai Power Co. Ltd., Class A	165,000	395,169
Weichai Power Co. Ltd., Class H	660,600	1,349,845
Wens Foodstuffs Group Co. Ltd., Class A	165,098	436,547
Western Securities Co. Ltd., Class A	198,099	201,481
Will Semiconductor Co. Ltd. Shanghai, Class A	33,010	460,473
Wingtech Technology Co. Ltd., Class A(a)	33,000	142,416
Wuchan Zhongda Group Co. Ltd., Class A	165,099	107,180
Wuhan Guide Infrared Co. Ltd., Class A	196,660	189,503
Wuliangye Yibin Co. Ltd., Class A	82,599	1,705,275
WUS Printed Circuit Kunshan Co. Ltd., Class A	66,050	299,872
WuXi AppTec Co. Ltd., Class A	49,564	297,322
WuXi AppTec Co. Ltd., Class H(b)	132,074	594,476
Wuxi Biologics Cayman Inc.(a)(b)	1,402,500	2,429,601
XCMG Construction Machinery Co. Ltd., Class A	385,998	372,912
Xiamen C & D Inc., Class A	82,500	112,900
Xiaomi Corp., Class B(a)(b)	5,511,000	12,013,573
Xinjiang Daqo New Energy Co. Ltd.	38,548	129,692
Xinyi Solar Holdings Ltd.	1,980,000	1,362,370
XPeng Inc.(a)(c)	429,002	1,739,242
Yadea Group Holdings Ltd.(b)	330,000	634,811
Yankuang Energy Group Co. Ltd., Class A	99,000	314,837
Yankuang Energy Group Co. Ltd., Class H	895,000	1,941,587
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	33,101	144,938
Yealink Network Technology Corp. Ltd., Class A	16,827	81,723
Yifeng Pharmacy Chain Co. Ltd., Class A	25,220	152,287
Security	Shares	Value

China (continued)
Yihai Kerry Arawana Holdings Co. Ltd., Class A	33,000	$142,452
Yintai Gold Co. Ltd., Class A	49,721	125,919
Yonyou Network Technology Co. Ltd., Class A	82,790	132,222
YTO Express Group Co. Ltd., Class A	82,500	180,166
Yuexiu Property Co. Ltd.	495,600	295,784
Yum China Holdings Inc.	148,995	5,439,807
Yunda Holding Co. Ltd., Class A	82,520	89,000
Yunnan Aluminium Co. Ltd., Class A	67,600	133,164
Yunnan Baiyao Group Co. Ltd., Class A	50,215	395,511
Yunnan Energy New Material Co. Ltd., Class A	24,400	139,637
Zai Lab Ltd.(a)	362,190	582,152
Zangge Mining Co. Ltd.	49,500	195,814
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	16,502	539,256
Zhaojin Mining Industry Co. Ltd., Class H	577,500	930,023
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	214,572	138,439
Zhejiang China Commodities City Group Co. Ltd., Class A	118,300	142,550
Zhejiang Chint Electrics Co. Ltd., Class A	66,000	187,418
Zhejiang Dahua Technology Co. Ltd., Class A	99,000	244,026
Zhejiang Dingli Machinery Co. Ltd., Class A	16,547	149,246
Zhejiang Expressway Co. Ltd., Class H	661,400	432,444
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	49,525	114,361
Zhejiang Huayou Cobalt Co. Ltd., Class A	49,500	193,281
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	33,000	153,733
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	181,537	623,769
Zhejiang NHU Co. Ltd., Class A	99,212	262,045
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	33,800	101,859
Zhejiang Supor Co. Ltd., Class A	18,199	147,776
Zhejiang Weixing New Building Materials Co. Ltd., Class A	51,196	123,730
Zheshang Securities Co. Ltd., Class A	115,500	179,151
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	280,500	471,779
Zhongji Innolight Co. Ltd., Class A	16,599	417,685
Zhongsheng Group Holdings Ltd.	332,000	605,496
Zhuzhou CRRC Times Electric Co. Ltd.	231,000	827,907
Zijin Mining Group Co. Ltd., Class A	462,000	1,110,378
Zijin Mining Group Co. Ltd., Class H	1,980,000	4,319,313
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	264,537	309,524
ZTE Corp., Class A	99,000	388,364
ZTE Corp., Class H	264,000	569,012
ZTO Express Cayman Inc., ADR	154,110	3,234,769
		689,954,643
Hong Kong — 5.1%
AIA Group Ltd.	4,092,000	29,971,252
BOC Hong Kong Holdings Ltd.	1,320,000	4,045,923
CK Asset Holdings Ltd.	742,632	3,167,753
CK Hutchison Holdings Ltd.	990,132	4,808,846
CK Infrastructure Holdings Ltd.	247,500	1,398,162
CLP Holdings Ltd.	577,500	4,542,651
ESR Group Ltd.(b)	561,000	614,783
Futu Holdings Ltd., ADR(a)	19,305	1,241,505
Galaxy Entertainment Group Ltd.	825,000	3,701,686
Hang Lung Properties Ltd.	660,000	728,450
Hang Seng Bank Ltd.	280,500	3,698,834
Henderson Land Development Co. Ltd.	495,166	1,492,837
HKT Trust & HKT Ltd., Class SS	1,485,640	1,640,112

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	3,630,763	$2,760,658
Hong Kong Exchanges & Clearing Ltd.	444,253	14,115,877
Hongkong Land Holdings Ltd.	412,500	1,318,011
Jardine Matheson Holdings Ltd.	63,900	2,451,843
Link REIT	940,500	4,029,847
MTR Corp. Ltd.	578,500	1,901,203
Power Assets Holdings Ltd.	496,500	2,847,999
Sands China Ltd.(a)	858,000	2,023,716
Sino Land Co. Ltd.	1,321,200	1,412,625
SITC International Holdings Co. Ltd.	495,000	1,073,454
Sun Hung Kai Properties Ltd.	495,000	4,566,354
Swire Pacific Ltd., Class A	165,000	1,397,337
Swire Properties Ltd.	429,000	887,243
Techtronic Industries Co. Ltd.	495,000	6,840,548
WH Group Ltd.(b)	3,135,000	2,278,643
Wharf Holdings Ltd. (The)	330,000	1,061,728
Wharf Real Estate Investment Co. Ltd.	660,000	2,047,658
		114,067,538
India — 20.9%
ABB India Ltd.	19,965	1,563,319
Adani Enterprises Ltd.	61,545	2,248,866
Adani Green Energy Ltd.(a)	117,623	2,527,558
Adani Ports & Special Economic Zone Ltd.	189,750	3,006,026
Adani Power Ltd.(a)	290,143	2,122,344
Ambuja Cements Ltd.	226,215	1,677,042
APL Apollo Tubes Ltd.	61,545	1,146,238
Apollo Hospitals Enterprise Ltd.	35,640	2,534,895
Ashok Leyland Ltd.	457,215	1,052,929
Asian Paints Ltd.	138,270	4,756,200
Astral Ltd.	45,366	1,148,179
AU Small Finance Bank Ltd.(b)	61,327	464,655
Aurobindo Pharma Ltd.	97,185	1,341,259
Avenue Supermarts Ltd.(a)(b)	59,880	3,304,178
Axis Bank Ltd.	856,745	11,958,522
Bajaj Auto Ltd.	24,605	2,626,775
Bajaj Finance Ltd.	100,155	8,308,073
Bajaj Finserv Ltd.	141,495	2,733,316
Bajaj Holdings & Investment Ltd.	10,230	993,742
Balkrishna Industries Ltd.	30,690	891,734
Bandhan Bank Ltd.(b)	276,094	621,567
Bank of Baroda	395,670	1,330,367
Berger Paints India Ltd.	112,200	683,460
Bharat Electronics Ltd.	1,324,455	3,703,668
Bharat Forge Ltd.	97,845	1,488,828
Bharat Heavy Electricals Ltd.	388,702	1,307,487
Bharat Petroleum Corp. Ltd.	268,290	1,952,234
Bharti Airtel Ltd.	809,655	12,815,768
Britannia Industries Ltd.	39,267	2,244,313
CG Power and Industrial Solutions Ltd.	233,640	1,547,032
Cholamandalam Investment and Finance Co. Ltd.	150,691	2,150,988
Cipla Ltd.	186,450	3,121,226
Coal India Ltd.	562,155	3,056,404
Colgate-Palmolive India Ltd.	43,890	1,485,307
Container Corp. of India Ltd.	94,215	1,157,233
Cummins India Ltd.	49,421	1,935,027
Dabur India Ltd.	213,180	1,295,730
Divi’s Laboratories Ltd.	43,384	2,077,324
DLF Ltd.	278,025	2,962,249
Dr. Reddy’s Laboratories Ltd.	41,580	3,085,553
Eicher Motors Ltd.	49,980	2,751,581
GAIL India Ltd.	839,025	2,095,983
GMR Airports Infrastructure Ltd.(a)	947,776	963,973
Security	Shares	Value

India (continued)
Godrej Consumer Products Ltd.	146,190	$2,133,565
Godrej Properties Ltd.(a)	48,675	1,538,442
Grasim Industries Ltd.	95,040	2,740,302
Havells India Ltd.	92,565	1,842,279
HCL Technologies Ltd.	339,075	5,532,002
HDFC Asset Management Co. Ltd.(b)	34,815	1,623,039
HDFC Bank Ltd.	1,014,750	18,428,451
HDFC Life Insurance Co. Ltd.(b)	342,870	2,393,248
Hero MotoCorp Ltd.	44,055	2,390,956
Hindalco Industries Ltd.	489,225	3,762,517
Hindustan Aeronautics Ltd., NVS	73,425	3,465,044
Hindustan Petroleum Corp. Ltd.	203,115	1,204,821
Hindustan Unilever Ltd.	293,700	7,843,882
ICICI Bank Ltd.	1,897,903	26,151,107
ICICI Lombard General Insurance Co. Ltd.(b)	85,588	1,749,244
ICICI Prudential Life Insurance Co. Ltd.(b)	147,214	1,007,799
IDFC First Bank Ltd.(a)	1,285,641	1,261,780
Indian Hotels Co. Ltd., Class A	308,055	2,122,779
Indian Oil Corp. Ltd.	1,006,995	2,033,508
Indian Railway Catering & Tourism Corp. Ltd.	97,738	1,213,643
Indraprastha Gas Ltd.	116,878	655,729
IndusInd Bank Ltd.	106,260	1,926,540
Info Edge India Ltd.	27,225	1,969,013
Infosys Ltd.	1,195,095	20,178,601
InterGlobe Aviation Ltd.(a)(b)	62,851	2,996,983
ITC Ltd.	1,065,240	5,554,412
Jindal Steel & Power Ltd.	141,075	1,566,783
Jio Financial Services Ltd., NVS(a)	1,042,965	4,696,625
JSW Steel Ltd.	220,275	2,320,805
Jubilant Foodworks Ltd.	147,675	818,131
Kotak Mahindra Bank Ltd.	391,050	7,600,211
Larsen & Toubro Ltd.	241,230	10,369,491
LTIMindtree Ltd.(b)	32,671	1,834,996
Lupin Ltd.	77,055	1,517,215
Macrotech Developers Ltd.	89,100	1,319,791
Mahindra & Mahindra Ltd.	335,445	8,652,430
Marico Ltd.	191,895	1,190,852
Maruti Suzuki India Ltd.	50,985	7,822,077
Max Healthcare Institute Ltd.	285,120	2,865,155
Mphasis Ltd.	27,025	746,399
MRF Ltd.	825	1,313,206
Muthoot Finance Ltd.	45,210	929,953
Nestle India Ltd., NVS	115,005	3,452,161
NMDC Ltd.	381,574	1,157,952
NTPC Ltd.	1,578,060	6,858,143
Oil & Natural Gas Corp. Ltd.	1,098,570	3,708,503
One 97 Communications Ltd., NVS(a)	82,005	365,504
Page Industries Ltd.	2,310	961,617
Persistent Systems Ltd., NVS	37,611	1,513,015
Petronet LNG Ltd.	287,100	1,065,658
PI Industries Ltd.	31,680	1,384,577
Pidilite Industries Ltd.	54,945	2,004,079
Polycab India Ltd.	16,665	1,130,897
Power Finance Corp. Ltd.	537,075	2,831,057
Power Grid Corp. of India Ltd.	1,682,340	6,067,826
Punjab National Bank	819,298	1,381,753
REC Ltd.	470,745	2,851,629
Reliance Industries Ltd.	1,098,570	38,564,492
Samvardhana Motherson International Ltd.	823,845	1,290,231
SBI Cards & Payment Services Ltd.	100,485	875,081
SBI Life Insurance Co. Ltd.(b)	157,575	2,710,982
Shree Cement Ltd.	3,300	966,137

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Shriram Finance Ltd.	101,310	$3,090,977
Siemens Ltd.	31,845	2,224,963
Sona Blw Precision Forgings Ltd.(b)	148,335	1,108,792
SRF Ltd.	53,586	1,678,512
State Bank of India	644,985	6,371,132
Sun Pharmaceutical Industries Ltd.	347,985	6,251,606
Supreme Industries Ltd.	21,735	1,316,375
Suzlon Energy Ltd.(a)	3,069,825	1,521,210
Tata Communications Ltd.	42,075	870,830
Tata Consultancy Services Ltd.	327,030	14,925,679
Tata Consumer Products Ltd.	198,165	2,624,152
Tata Elxsi Ltd.	12,705	1,072,609
Tata Motors Ltd.	605,715	7,304,351
Tata Motors Ltd., Class A	169,125	1,379,530
Tata Power Co. Ltd. (The)	519,214	2,786,494
Tata Steel Ltd.	2,603,205	5,131,391
Tech Mahindra Ltd.	190,410	2,868,280
Titan Co. Ltd.	128,040	5,493,853
Torrent Pharmaceuticals Ltd.	38,611	1,219,696
Trent Ltd.	67,933	3,585,834
Tube Investments of India Ltd.	39,577	1,775,368
TVS Motor Co. Ltd.	87,945	2,165,417
UltraTech Cement Ltd.	41,745	4,978,690
Union Bank of India Ltd.	551,578	1,016,718
United Spirits Ltd.	106,095	1,492,511
UPL Ltd.	154,275	936,298
Varun Beverages Ltd.	169,125	2,991,787
Vedanta Ltd.	318,780	1,521,428
Wipro Ltd.	464,145	2,556,102
Yes Bank Ltd.(a)	4,779,885	1,494,983
Zomato Ltd.(a)	2,206,380	5,092,163
		471,511,983
Indonesia — 2.0%
Adaro Energy Indonesia Tbk PT	5,379,000	893,977
Amman Mineral Internasional PT(a)	2,409,000	1,434,463
Aneka Tambang Tbk	3,366,000	338,350
Astra International Tbk PT	7,342,500	2,316,965
Bank Central Asia Tbk PT	19,932,000	11,984,798
Bank Mandiri Persero Tbk PT	13,381,504	5,656,051
Bank Negara Indonesia Persero Tbk PT	5,442,930	1,751,191
Bank Rakyat Indonesia Persero Tbk PT	24,486,067	7,412,018
Barito Pacific Tbk PT	10,570,442	660,574
Charoen Pokphand Indonesia Tbk PT	2,805,000	853,921
GoTo Gojek Tokopedia Tbk PT(a)	309,193,500	1,189,243
Indah Kiat Pulp & Paper Tbk PT	990,100	569,859
Indofood CBP Sukses Makmur Tbk PT	792,000	529,388
Indofood Sukses Makmur Tbk PT	1,584,000	608,856
Kalbe Farma Tbk PT	7,642,500	683,877
Merdeka Copper Gold Tbk PT(a)	2,838,077	457,090
Sarana Menara Nusantara Tbk PT	7,804,500	385,599
Semen Indonesia Persero Tbk PT	1,339,225	384,151
Sumber Alfaria Trijaya Tbk PT	6,435,000	1,159,566
Telkom Indonesia Persero Tbk PT	17,754,000	3,441,761
Unilever Indonesia Tbk PT	2,887,500	465,026
United Tractors Tbk PT	561,043	855,083
		44,031,807
Malaysia — 1.6%
AMMB Holdings Bhd	709,500	623,666
Axiata Group Bhd	1,155,000	683,910
CELCOMDIGI Bhd	1,251,500	1,086,327
CIMB Group Holdings Bhd	2,310,000	3,192,488
Security	Shares	Value

Malaysia (continued)
Gamuda Bhd	693,000	$771,049
Genting Bhd	792,000	748,584
Genting Malaysia Bhd	792,000	436,887
Hong Leong Bank Bhd	214,500	866,245
IHHHealthcareBhd	742,500	984,814
Inari Amertron Bhd	1,188,100	766,020
IOI Corp. Bhd	891,000	758,429
Kuala Lumpur Kepong Bhd	192,500	929,832
Malayan Banking Bhd	1,914,000	3,900,090
Malaysia Airports Holdings Bhd	297,000	621,593
Maxis Bhd	874,500	671,692
MISC Bhd	346,500	577,923
MR DIY Group M Bhd(b)	1,086,700	355,213
Nestle Malaysia Bhd	33,000	878,515
Petronas Chemicals Group Bhd	1,000,700	1,421,634
Petronas Dagangan Bhd	115,500	525,165
Petronas Gas Bhd	297,200	1,120,922
PPB Group Bhd	247,520	816,336
Press Metal Aluminium Holdings Bhd	1,402,500	1,578,088
Public Bank Bhd	5,660,250	4,882,007
QL Resources Bhd	478,500	642,588
RHB Bank Bhd	478,545	550,855
Sime Darby Bhd	643,500	376,733
Sime Darby Plantation Bhd	775,500	724,207
Telekom Malaysia Bhd	462,000	599,221
Tenaga Nasional Bhd	907,500	2,274,217
YTL Corp. Bhd	1,238,600	800,812
YTL Power International Bhd	916,800	878,887
		36,044,949
Philippines — 0.7%
Aboitiz Equity Ventures Inc.	643,380	467,763
Ayala Corp.	100,038	1,064,998
Ayala Land Inc.	2,359,500	1,169,653
Bank of the Philippine Islands	635,252	1,402,055
BDO Unibank Inc.	856,354	2,196,901
International Container Terminal Services Inc.	350,360	2,007,481
JG Summit Holdings Inc.	1,138,625	665,217
Jollibee Foods Corp.	183,150	744,699
Manila Electric Co.	92,400	590,211
Metropolitan Bank & Trust Co.	783,020	947,451
PLDT Inc.	26,405	614,928
SM Investments Corp.	85,880	1,412,292
SM Prime Holdings Inc.	3,860,725	1,867,926
Universal Robina Corp.	353,100	630,792
		15,782,367
Singapore — 3.6%
CapitaLand Ascendas REIT	1,287,014	2,437,890
CapitaLand Integrated Commercial Trust	1,980,047	2,822,547
CapitaLand Investment Ltd/Singapore	924,000	1,786,879
City Developments Ltd.	181,500	813,471
DBS Group Holdings Ltd.	707,850	18,020,023
Genting Singapore Ltd.	2,260,500	1,508,589
Grab Holdings Ltd., Class A(a)	693,495	2,427,233
Jardine Cycle & Carriage Ltd.	33,000	636,842
Keppel Ltd.	544,500	2,723,539
Mapletree Logistics Trust	1,237,561	1,214,421
Mapletree Pan Asia Commercial Trust	891,000	816,488
Oversea-Chinese Banking Corp. Ltd.	1,237,575	12,847,964
Sea Ltd., ADR(a)	133,815	8,455,770
Seatrium Ltd.(a)(c)	15,724,585	1,123,293
Sembcorp Industries Ltd.	346,500	1,354,147

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Airlines Ltd.(c)	528,400	$2,521,324
Singapore Exchange Ltd.	331,000	2,257,924
Singapore Technologies Engineering Ltd.	594,400	1,746,039
Singapore Telecommunications Ltd.	2,887,500	5,007,717
United Overseas Bank Ltd.	445,500	9,885,995
Wilmar International Ltd.	643,500	1,512,593
		81,920,688
South Korea — 13.1%
Amorepacific Corp.	10,890	1,327,330
Celltrion Inc.	55,275	7,505,480
Celltrion Pharm Inc.(a)	7,522	519,254
CJ CheilJedang Corp.	2,972	720,374
CosmoAM&T Co. Ltd.(a)	8,745	944,446
Coway Co. Ltd.	21,949	879,418
DB Insurance Co. Ltd.	17,160	1,203,686
Doosan Bobcat Inc.	19,140	715,356
Doosan Enerbility Co. Ltd.(a)	166,485	2,010,202
Ecopro BM Co. Ltd.(a)(c)	17,820	3,029,127
Ecopro Co. Ltd.(a)(c)	37,400	2,827,041
Ecopro Materials Co. Ltd.(a)	5,100	422,431
GS Holdings Corp.	16,500	533,474
Hana Financial Group Inc.	107,580	4,537,381
Hanjin Kal Corp.	10,018	429,954
Hankook Tire & Technology Co. Ltd.	28,050	1,190,225
Hanmi Pharm Co. Ltd.	2,531	576,569
Hanmi Semiconductor Co. Ltd.	16,337	1,555,717
Hanon Systems	71,445	286,127
Hanwha Aerospace Co. Ltd.	13,035	1,979,971
Hanwha Ocean Co. Ltd.(a)	27,885	642,092
Hanwha Solutions Corp.	38,940	708,716
HD Hyundai Co. Ltd.	16,120	780,417
HD Hyundai Heavy Industries Co. Ltd.(a)	8,250	815,926
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	15,679	1,480,355
HLB Inc.(a)	42,240	3,374,977
HMM Co. Ltd.	83,325	951,332
HYBE Co. Ltd.	7,756	1,125,057
Hyundai Engineering & Construction Co. Ltd.	26,683	679,754
Hyundai Glovis Co. Ltd.	6,270	820,807
Hyundai Mobis Co. Ltd.	21,780	3,563,192
Hyundai Motor Co.	49,170	8,844,497
Hyundai Steel Co.	32,187	747,412
Industrial Bank of Korea	86,790	872,546
Kakao Corp.	111,705	3,879,388
KakaoBank Corp.	62,205	1,115,698
Kakaopay Corp.(a)	10,230	257,811
Kangwon Land Inc.	29,370	324,543
KB Financial Group Inc.	136,620	7,409,844
Kia Corp.	93,885	7,954,178
Korea Aerospace Industries Ltd.	26,070	970,718
Korea Electric Power Corp.(a)	90,750	1,385,413
Korea Investment Holdings Co. Ltd.	14,355	693,828
Korea Zinc Co. Ltd.	2,970	989,349
Korean Air Lines Co. Ltd.	66,660	1,005,244
Krafton Inc.(a)	10,725	1,845,843
KT Corp.	25,836	645,950
KT&G Corp.	36,795	2,370,915
Kum Yang Co. Ltd.(a)	11,880	797,124
Kumho Petrochemical Co. Ltd.	5,115	508,750
L&F Co. Ltd.(a)(c)	9,405	1,100,197
LG Chem Ltd.	17,820	5,120,545
LG Corp.	33,165	1,892,326
Security	Shares	Value

South Korea (continued)
LG Display Co. Ltd.(a)	119,035	$900,982
LG Electronics Inc.	39,270	2,615,463
LG Energy Solution Ltd.(a)	16,995	4,728,327
LG H&H Co. Ltd.	3,465	1,044,032
LG Innotek Co. Ltd.	5,117	813,361
LG Uplus Corp.	71,115	505,094
Lotte Chemical Corp.	7,261	561,111
Meritz Financial Group Inc.	38,096	2,178,231
Mirae Asset Securities Co. Ltd.	90,420	492,796
NAVER Corp.	47,355	6,246,098
NCSoft Corp.	4,952	625,686
Netmarble Corp.(a)(b)	7,755	310,507
NH Investment & Securities Co. Ltd.	49,665	446,418
Orion Corp./Republic of Korea	9,240	618,376
Posco DX Co. Ltd.	19,635	570,605
POSCO Future M Co. Ltd.	11,220	2,257,212
POSCO Holdings Inc.	25,905	7,478,276
Posco International Corp.	19,161	631,959
Samsung Biologics Co. Ltd.(a)(b)	6,270	3,524,099
Samsung C&T Corp.	30,030	3,238,234
Samsung E&A Co. Ltd.(a)	59,895	1,135,568
Samsung Electro-Mechanics Co. Ltd.	20,790	2,318,988
Samsung Electronics Co. Ltd.	1,725,240	95,900,292
Samsung Fire & Marine Insurance Co. Ltd.	10,890	2,437,460
Samsung Heavy Industries Co. Ltd.(a)	244,860	1,659,036
Samsung Life Insurance Co. Ltd.	28,380	1,788,305
Samsung SDI Co. Ltd.	19,965	6,178,547
Samsung SDS Co. Ltd.	13,200	1,516,407
Samsung Securities Co. Ltd.	24,585	672,545
Shinhan Financial Group Co. Ltd.	154,110	5,177,677
SK Biopharmaceuticals Co. Ltd.(a)	11,716	737,053
SK Bioscience Co. Ltd.(a)	10,065	423,918
SK Hynix Inc.	198,000	24,434,308
SK IE Technology Co. Ltd.(a)(b)	10,270	434,677
SK Inc.	12,375	1,474,635
SK Innovation Co. Ltd.(a)	22,299	1,769,011
SK Square Co. Ltd.(a)	35,475	1,949,084
SK Telecom Co. Ltd.	20,295	750,546
SKC Co. Ltd.(a)	7,425	586,853
S-Oil Corp.	16,002	835,457
Woori Financial Group Inc.	212,520	2,177,848
Yuhan Corp.	21,662	1,126,801
		294,140,190
Taiwan — 19.7%
Accton Technology Corp.	165,000	2,311,550
Acer Inc.	990,830	1,363,336
Advantech Co. Ltd.	186,927	2,174,226
Airtac International Group	49,109	1,738,745
Alchip Technologies Ltd.	26,000	2,452,190
ASE Technology Holding Co. Ltd.	1,155,110	5,196,374
Asia Cement Corp.	825,448	1,107,097
Asustek Computer Inc.	284,100	3,725,330
AUO Corp.	2,519,264	1,408,670
Catcher Technology Co. Ltd.	227,000	1,516,286
Cathay Financial Holding Co. Ltd.	3,300,374	5,103,547
Chailease Holding Co. Ltd.	598,249	3,155,321
Chang Hwa Commercial Bank Ltd.	1,872,103	1,046,825
Cheng Shin Rubber Industry Co. Ltd.	660,303	953,299
China Airlines Ltd.	990,000	633,995
China Development Financial Holding Corp.(a)	5,940,763	2,483,499
China Steel Corp.	4,293,484	3,270,869
Chunghwa Telecom Co. Ltd.	1,320,110	5,017,520

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Compal Electronics Inc.	1,487,000	$1,621,958
CTBC Financial Holding Co. Ltd.	6,435,456	6,716,804
Delta Electronics Inc.	735,000	7,198,069
E Ink Holdings Inc.	330,000	2,109,762
E.Sun Financial Holding Co. Ltd.	5,115,742	4,298,768
Eclat Textile Co. Ltd.	60,208	947,321
eMemory Technology Inc.	22,000	1,478,676
Eva Airways Corp.	990,000	1,076,365
Evergreen Marine Corp. Taiwan Ltd.	330,376	1,922,678
Far Eastern New Century Corp.	1,155,040	1,152,201
Far EasTone Telecommunications Co. Ltd.	660,000	1,637,072
Feng TAY Enterprise Co. Ltd.	190,100	945,200
First Financial Holding Co. Ltd.	4,059,488	3,403,160
Formosa Chemicals & Fibre Corp.	1,320,740	2,244,784
Formosa Petrochemical Corp.	330,000	729,247
Formosa Plastics Corp.	1,320,400	2,774,076
Fubon Financial Holding Co. Ltd.	2,805,371	5,934,814
Gigabyte Technology Co. Ltd.	169,000	1,524,108
Global Unichip Corp.	33,000	1,370,540
Globalwafers Co. Ltd.	75,000	1,191,686
Hon Hai Precision Industry Co. Ltd.	4,455,516	21,209,805
Hotai Motor Co. Ltd.	107,980	2,049,057
Hua Nan Financial Holdings Co. Ltd.	3,300,466	2,390,932
Innolux Corp.	2,475,209	1,076,470
Inventec Corp.	990,460	1,588,914
Largan Precision Co. Ltd.	35,000	2,333,028
Lite-On Technology Corp.	660,371	1,998,797
MediaTek Inc.	553,391	16,685,386
Mega Financial Holding Co. Ltd.	4,220,287	5,171,587
Micro-Star International Co. Ltd.	331,000	1,610,552
Nan Ya Plastics Corp.	1,650,000	2,865,067
Nan Ya Printed Circuit Board Corp.	70,000	398,577
Nanya Technology Corp.	495,000	999,129
Nien Made Enterprise Co. Ltd.	68,000	794,672
Novatek Microelectronics Corp.	225,000	4,251,423
Parade Technologies Ltd.	30,000	681,077
Pegatron Corp.	660,000	1,968,400
PharmaEssentia Corp.(a)	79,000	712,072
Pou Chen Corp.	660,000	730,534
Powerchip Semiconductor Manufacturing Corp.(a)	1,155,000	806,971
President Chain Store Corp.	239,000	2,009,900
Quanta Computer Inc.	990,000	7,769,754
Realtek Semiconductor Corp.	165,642	2,613,028
Ruentex Development Co. Ltd.	495,898	583,467
Shanghai Commercial & Savings Bank Ltd. (The)	1,320,982	1,881,359
Shin Kong Financial Holding Co. Ltd.(a)	4,952,143	1,308,645
Silergy Corp.	132,000	1,753,108
SinoPac Financial Holdings Co. Ltd.	4,059,525	2,731,107
Synnex Technology International Corp.	495,950	1,212,227
Taishin Financial Holding Co. Ltd.	3,960,751	2,180,670
Taiwan Business Bank	2,376,528	1,233,867
Taiwan Cement Corp.	2,359,464	2,319,231
Taiwan Cooperative Financial Holding Co. Ltd.	3,795,447	3,050,126
Taiwan High Speed Rail Corp.	660,000	605,100
Taiwan Mobile Co. Ltd.	660,000	2,106,461
Taiwan Semiconductor Manufacturing Co. Ltd.	8,910,670	213,354,894
Unimicron Technology Corp.	495,000	2,737,361
Uni-President Enterprises Corp.	1,817,694	4,263,593
United Microelectronics Corp.	3,960,000	6,084,233
Vanguard International Semiconductor Corp.	332,000	870,005
Voltronic Power Technology Corp.	23,000	1,088,296
Walsin Lihwa Corp.	990,272	1,118,574
Security	Shares	Value

Taiwan (continued)
Wan Hai Lines Ltd.	165,875	$257,648
Winbond Electronics Corp.	1,207,904	957,941
Wistron Corp.	990,000	3,389,819
Wiwynn Corp.	33,000	2,347,589
WPG Holdings Ltd.	497,100	1,342,580
Yageo Corp.	137,112	2,615,342
Yang Ming Marine Transport Corp.	688,000	1,099,964
Yuanta Financial Holding Co. Ltd.	3,630,973	3,405,982
Zhen Ding Technology Holding Ltd.	165,097	584,373
		444,134,662
Thailand — 1.7%
Advanced Info Service PCL, NVDR	412,500	2,191,630
Airports of Thailand PCL, NVDR(c)	1,418,700	2,490,830
Asset World Corp. PCL, NVDR	3,546,900	418,714
Bangkok Dusit Medical Services PCL, NVDR	3,975,900	3,104,708
Bangkok Expressway & Metro PCL, NVDR(c)	2,952,900	659,189
BTS Group Holdings PCL, NVDR(c)	3,167,400	540,221
Bumrungrad Hospital PCL, NVDR	214,800	1,417,733
Central Pattana PCL, NVDR	709,500	1,209,963
Central Retail Corp. PCL, NVDR	676,574	625,803
Charoen Pokphand Foods PCL, NVDR	1,353,000	721,614
CP ALL PCL, NVDR	1,979,700	3,059,650
CP Axtra PCL, NVDR	705,700	615,571
Delta Electronics Thailand PCL, NVDR	1,138,500	2,123,487
Energy Absolute PCL, NVDR	610,700	501,868
Global Power Synergy PCL, NVDR	281,600	369,186
Gulf Energy Development PCL, NVDR	1,171,700	1,265,665
Home Product Center PCL, NVDR	2,309,743	644,735
Indorama Ventures PCL, NVDR	610,700	391,952
Intouch Holdings PCL, NVDR	379,525	683,581
Kasikornbank PCL, NVDR	214,500	752,959
Krung Thai Bank PCL, NVDR	1,171,575	529,858
Krungthai Card PCL, NVDR	363,000	418,538
Land & Houses PCL, NVDR	3,018,900	605,935
Minor International PCL, NVDR	1,270,520	1,126,417
Muangthai Capital PCL, NVDR	297,000	361,437
PTT Exploration & Production PCL, NVDR	495,084	2,071,083
PTT Global Chemical PCL, NVDR(c)	825,076	813,790
PTT Oil & Retail Business PCL, NVDR	1,056,000	530,220
PTT PCL, NVDR	3,645,900	3,304,181
SCB X PCL, NVDR	297,000	850,513
SCG Packaging PCL, NVDR	462,000	402,201
Siam Cement PCL (The), NVDR	280,500	1,879,166
Thai Oil PCL, NVDR	462,000	673,158
TMBThanachart Bank PCL, NVDR	8,974,200	437,299
True Corp. PCL, NVDR(a)	3,926,456	809,683
		38,602,538

Total Common Stocks — 99.0%
(Cost: $2,020,056,661)		2,230,191,365

Preferred Stocks

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	8,415	957,543
Series 2, Preference Shares, NVS	13,365	1,527,189
LG Chem Ltd., Preference Shares, NVS	2,970	570,007

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	296,010	$13,821,032
		16,875,771

Total Preferred Stocks — 0.7%
(Cost: $4,617,045)		16,875,771

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd.,
(Expires 12/31/49)(d)	38,498	—

Total Rights — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.7%
(Cost: $2,024,673,706)		2,247,067,136

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	20,151,951	20,157,996
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	19,390,000	$19,390,000

Total Short-Term Securities — 1.8%
(Cost: $39,533,211)		39,547,996

Total Investments — 101.5%
(Cost: $2,064,206,917)		2,286,615,132

Liabilities in Excess of Other Assets — (1.5)%		(33,598,381)

Net Assets — 100.0%		$2,253,016,751

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,908,230	$—		$(33,750,617	)(a)	$5,983	$(5,600)	$20,157,996	20,151,951	$352,970	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,680,000	13,710,000	(a)	—		—	—	19,390,000	19,390,000	470,600		—
						$5,983	$(5,600)	$39,547,996		$823,570		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	23	06/21/24	$504	$24,318
MSCI Emerging Markets Index	87	06/21/24	4,533	66,319
				$90,637

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$109,738,540	$2,120,192,377	$260,448	$2,230,191,365
Preferred Stocks	—	16,875,771	—	16,875,771
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	39,547,996	—	—	39,547,996
	$149,286,536	$2,137,068,148	$260,448	$2,286,615,132
Derivative Financial Instruments(a)
Assets
Equity Contracts	$66,319	$24,318	$—	$90,637

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust